Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Loss Before Income Taxes

The following are the domestic and foreign components of the Company’s loss before income taxes for the years ended:

	December 31,
	2022	2021	2020
Domestic	$(62,905)	$(58,166)	$(11,097)
Foreign	(8,005)	(6,687)	(3,513)
	$(70,910)	$(64,853)	$(14,610)

Schedule of Components of Income Taxes	The following are the domestic and foreign components of the Company’s income taxes for the years ended:
	December 31,
	2022	2021	2020
Domestic	$632	$-	$-
Foreign	(55)	159	200
	$577	$159	$200

Schedule of Deferred Tax Assets
The principal components of the Company’s deferred tax assets are as follows for the years ended:

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$38,850	$44,480
Research and development expenses carryforward	3,989	2,262
Accrued and other	7,369	1,630
Share-based compensation	12,674	7,584
Operating lease liabilities	2,173	1,033
Issuance costs	-	630
Total deferred tax asset	$65,055	$57,619
Deferred tax liabilities:
Operating lease ROU assets	2,097	998
Convertible notes	102	17,275
Acquired Intangible assets	1,060	2,253
Accrued and other	17	603
Total deferred tax liability	$3,276	$21,129
Total deferred tax assets, net	61,779	36,490

Less—valuation allowance	(61,779)	(36,490)
Total deferred tax assets, net of valuation allowance	$-	$-

Based on the available evidence, management believes that it is more likely than not that certain of its deferred tax assets relating to net operating loss carryforwards and other temporary differences will not be realized and accordingly, a valuation allowance has been provided.

d.     The reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2022	2021	2020
Loss before income taxes	$(70,910)	$(64,853)	$(14,610)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit	16,309	14,916	3,360
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(4,491)	(4,474)	(2,558)
Effect of entities with different tax rates	(145)	(28)	(47)
Non-deductible expenses	(12,433)	(11,501)	(2,964)
Impact of different tax rate on temporary differences	-	(462)	(119)
Excess tax benefit on stock based compensation	593	1,562	2,178
Uncertain tax provision	(302)	-	-
Other	(108)	(172)	(50)
Effective income taxes	$(577)	$(159)	$(200)

e.Net operating loss carryforward:

As of December 31, 2022, the Company had an indefinite Net Operating Losses (“NOL”) carryforward for Israeli tax purposes of approximately $96,864. This NOL carryforward can be carried forward and offset against taxable income. The Company also had a NOL carryforward for U.S. tax purposes of approximately $75,695 as of December 31, 2022. NOL’s for U.S. Federal income tax purposes (“Federal NOL’s”) generated in the years ended December 31, 2014 through 2017 will begin to expire in 2035 for federal income tax purposes. Federal NOL’s originating before January 1, 2018, are eligible to offset taxable income, if not otherwise limited under Internal Revenue Code (“IRC”) 382 limitations. Federal NOL’s generated after December 31, 2017, have an infinite carryforward period and are subject to 80% deduction limitation based upon pre-NOL deduction taxable income. All of the federal NOL’s of the Company are expected to be subject to certain limitations under 382 following that change in control that occurred upon acquisition of ClearVoice, Working Not Working, Inc. and CreativeLive.

Schedule of Reconciliation Theoretical Income Tax Expense to Actual Income Tax Expense

d.     The reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2022	2021	2020
Loss before income taxes	$(70,910)	$(64,853)	$(14,610)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit	16,309	14,916	3,360
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(4,491)	(4,474)	(2,558)
Effect of entities with different tax rates	(145)	(28)	(47)
Non-deductible expenses	(12,433)	(11,501)	(2,964)
Impact of different tax rate on temporary differences	-	(462)	(119)
Excess tax benefit on stock based compensation	593	1,562	2,178
Uncertain tax provision	(302)	-	-
Other	(108)	(172)	(50)
Effective income taxes	$(577)	$(159)	$(200)

Schedule of reconciliation of opening and closing amounts of total unrecognized tax positions
	December 31,
	2022	2021
Opening balance	$393	$221
Decrease related to previous years tax positions	(393)	-
Increase related to previous years tax positions	590	-
Increase related to current year tax positions	843	172
Closing balance	$1,433	$393